SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	$ 45,139,683	$ 1,300,429
Intangible assets, net	45,433,153	45,139,683	$ 1,300,429
Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	1,328,301
Intangible assets, net	1,565,667	1,328,301
Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	850,000
Intangible assets, net	850,000	850,000
Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	42,961,382
Intangible assets, net	43,017,486	42,961,382
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	45,139,683	1,300,429
Additions		43,871,579	1,300,429
Cost, beginning balance		(32,325)
Cost, ending balance		45,139,683	1,300,429
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance		45,139,683
Intangible assets, ending balance	45,139,683		1,300,429
Accumulated amortization, beginning balance	45,139,683	1,300,429
Additions	425,875	43,871,579
Translation differences	(132,405)	(32,385)
Intangible assets, net	45,433,153	45,139,683	1,300,429
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1,328,301	450,429
Additions		910,197	450,429
Cost, beginning balance		(32,325)
Cost, ending balance		1,328,301	450,429
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance		1,328,301	450,429
Intangible assets, ending balance	1,328,301	450,429
Accumulated amortization, beginning balance	1,328,301	450,429
Additions	369,771	910,197
Translation differences	(132,405)	(32,325)
Intangible assets, net	1,565,667	1,328,301	450,429
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	850,000	850,000
Additions			850,000
Cost, beginning balance
Cost, ending balance		850,000	850,000
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance		850,000
Intangible assets, ending balance	850,000		850,000
Accumulated amortization, beginning balance	850,000	850,000
Additions
Translation differences
Intangible assets, net	850,000	850,000	850,000
Gross carrying amount [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	42,961,382
Additions		42,961,382
Cost, beginning balance
Cost, ending balance		42,961,382
Accumulated amortization, beginning balance
Depreciation
Cost, beginning balance
Accumulated amortization, ending balance
Intangible assets, ending balance		42,961,382
Intangible assets, ending balance	42,961,382
Accumulated amortization, beginning balance	42,961,382
Additions	56,104	42,961,382
Translation differences
Intangible assets, net	43,017,486	42,961,382
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation
Accumulated depreciation and amortisation [member] | Patent [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance
Intangible assets, net
Depreciation